Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nuveen Lifecycle Retirement Income Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	7.31%	10.55%	(12.68%)	6.84%	10.84%	14.95%	(4.01%)	11.75%	5.69%	0.09%
Nuveen Lifecycle 2010 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	7.31%	10.64%	(12.62%)	6.65%	10.95%	15.12%	(4.11%)	12.39%	5.98%	0.07%
Nuveen Lifecycle 2015 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	7.52%	10.90%	(13.10%)	7.43%	11.58%	16.27%	(4.74%)	13.65%	6.11%	0.18%
Nuveen Lifecycle 2020 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	8.17%	11.68%	(13.74%)	8.22%	12.12%	17.48%	(5.38%)	15.21%	6.45%	0.17%
Nuveen Lifecycle 2025 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	8.81%	12.83%	(14.51%)	9.48%	13.23%	19.20%	(6.35%)	17.06%	6.74%	0.12%
Nuveen Lifecycle 2030 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	9.81%	14.39%	(15.42%)	10.97%	14.23%	20.94%	(7.24%)	18.86%	7.07%	0.05%
Nuveen Lifecycle 2035 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	11.00%	16.13%	(16.16%)	12.43%	15.08%	22.76%	(8.22%)	20.76%	7.35%	(0.07%)
Nuveen Lifecycle 2040 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	12.54%	18.04%	(16.82%)	13.99%	16.07%	24.37%	(9.17%)	22.49%	7.56%	(0.11%)
Nuveen Lifecycle 2045 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	13.48%	19.18%	(17.48%)	15.62%	17.03%	25.67%	(9.90%)	23.41%	7.77%	(0.12%)
Nuveen Lifecycle 2050 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	14.05%	19.67%	(17.83%)	16.09%	17.24%	25.79%	(9.98%)	23.62%	7.91%	(0.06%)
Nuveen Lifecycle 2055 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	14.11%	19.98%	(17.96%)	16.35%	17.27%	26.09%	(10.13%)	23.85%	8.06%	(0.13%)
Nuveen Lifecycle 2060 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	14.35%	20.08%	(17.99%)	16.59%	17.41%	26.28%	(10.28%)	24.21%	8.09%	(0.03%)
Nuveen Lifecycle 2065 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	14.48%	20.28%	(17.91%)	17.15%
Nuveen Lifecycle Index Retirement Income Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	7.61%	11.56%	(13.65%)	6.82%	11.79%	15.13%	(2.90%)	10.24%	5.20%	(0.25%)
Nuveen Lifecycle Index 2010 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	7.15%	11.09%	(13.41%)	6.75%	11.61%	15.35%	(3.15%)	10.82%	5.56%	(0.29%)
Nuveen Lifecycle Index 2015 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	7.78%	11.92%	(14.02%)	7.63%	12.27%	16.37%	(3.50%)	11.97%	5.87%	(0.28%)
Nuveen Lifecycle Index 2020 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	8.44%	12.83%	(14.62%)	8.48%	12.85%	17.59%	(3.97%)	13.37%	6.41%	(0.42%)
Nuveen Lifecycle Index 2025 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	9.18%	13.92%	(15.21%)	9.85%	13.69%	19.27%	(4.65%)	15.09%	7.00%	(0.52%)
Nuveen Lifecycle Index 2030 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	10.29%	15.27%	(15.90%)	11.36%	14.53%	20.99%	(5.27%)	16.74%	7.62%	(0.61%)
Nuveen Lifecycle Index 2035 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	11.60%	16.90%	(16.47%)	12.88%	15.27%	22.70%	(5.92%)	18.43%	8.14%	(0.73%)
Nuveen Lifecycle Index 2040 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	13.26%	18.65%	(16.90%)	14.61%	16.01%	24.20%	(6.60%)	20.08%	8.74%	(0.93%)
Nuveen Lifecycle Index 2045 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	14.35%	19.76%	(17.44%)	16.37%	16.68%	25.53%	(7.12%)	20.89%	9.04%	(0.97%)
Nuveen Lifecycle Index 2050 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	14.88%	20.25%	(17.72%)	16.87%	16.88%	25.76%	(7.26%)	21.18%	9.23%	(0.91%)
Nuveen Lifecycle Index 2055 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	15.08%	20.43%	(17.78%)	17.10%	16.95%	25.99%	(7.32%)	21.47%	9.42%	(1.00%)
Nuveen Lifecycle Index 2060 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	15.29%	20.67%	(17.85%)	17.39%	17.08%	26.15%	(7.33%)	21.61%	9.55%	(0.90%)
Nuveen Lifecycle Index 2065 Fund | Retirement Class
Prospectus [Line Items]
Annual Return [Percent]	15.48%	20.92%	(17.86%)	17.44%
Nuveen Lifestyle Income Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	6.23%	9.24%	(10.38%)	3.05%	8.79%	10.93%	(2.04%)	7.43%	4.22%	0.77%
Nuveen Lifestyle Conservative Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	8.34%	12.71%	(13.66%)	6.49%	12.15%	15.56%	(4.43%)	12.12%	5.43%	0.65%
Nuveen Lifestyle Moderate Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	10.44%	16.18%	(16.90%)	10.02%	15.46%	20.56%	(6.95%)	17.00%	6.59%	0.46%
Nuveen Lifestyle Growth Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	12.98%	19.45%	(18.14%)	13.58%	17.45%	24.27%	(9.22%)	21.38%	7.22%	0.34%
Nuveen Lifestyle Aggressive Growth Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	15.46%	22.73%	(19.50%)	17.22%	19.71%	27.90%	(11.18%)	25.58%	7.55%	0.28%
Nuveen Managed Allocation Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	10.48%	16.25%	(16.79%)	10.03%	15.41%	20.52%	(6.82%)	17.07%	6.93%	0.56%